Financial assets at fair value through the income statement	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through the income statement [abstract]
Financial assets at fair value through the income statement

The notes included in this section focus on assets and liabilities the Barclays Bank Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Barclays Bank Group’s approach to managing market risk can be found on page 00.

	Barclays Bank Group
	2018	2017
	£m	£m
Loans and advances	1,387	11,037
Debt securities	3,855	15
Equity securities	-	4,671
Reverse repurchase agreements and other similar secured lending	106	100,040
Other financial assets	-	519
Financial assets designated at fair value	5,348	116,282

Loans and advances	14,257	-
Debt securities	660	-
Equity securities	5,172	-
Reverse repurchase agreements and other similar secured lending	119,285	-
Other financial assets	528	-
Financial assets mandatorily at fair value	139,902	-
Total	145,250	116,282

Credit risk of loans and advances designated at fair value and related credit derivatives

The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition together with the amount by which related credit derivatives mitigate this risk:

	Barclays Bank Group
	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2018	2017	2018	2017	2018	2017
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	1,387	11,037	2	10	(8)	2
Value mitigated by related credit derivatives	-	256	-	1	-	(12)